Related and Interested Parties (Transactions with Related and Interested Parties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Sales	$ 6	$ 35	$ 32
Cost of sales	97	113	127
Selling, transport and marketing	8	7	9
Financing expenses, net	(9)	0	22
Management fees to the parent company	$ 1	$ 1	$ 2